Acquisition	12 Months Ended
Jun. 28, 2020
Business Combinations [Abstract]
Acquisition	Acquisition
Infineon Radio Frequency Power Business
On March 6, 2018, the Company acquired certain assets of the Infineon Technologies AG (Infineon) Radio Frequency Power Business (RF Power), pursuant to an asset purchase agreement with Infineon in exchange for a base purchase price of $429.2 million, subject to certain adjustments. As part of the agreement, the Company paid $427.0 million of cash on the purchase date and agreed to purchase certain additional non-U.S. property and equipment related to the RF Power business from Infineon for approximately $2.2 million, which was completed during the fourth quarter of fiscal 2018. The acquisition allows the Company to expand its product portfolio into the wireless market.
The acquisition of the RF Power business from Infineon was accounted for as a business combination. The assets, liabilities and operating results of the RF Power business have been included in the Company's consolidated financial statements from the date of acquisition. Additionally, the RF Power business's results from operations are reported as part of the Company's Wolfspeed segment.
The final purchase price allocation is as follows:

(in millions of U.S. Dollars)
Inventories	$22.5
Property and equipment	11.7
Other receivables	0.4
Intangible assets	149.0
Goodwill	249.0
Accrued expenses and liabilities	(3.4)
Net assets acquired	$429.2
The weighted average life of the acquired intangible assets is approximately 13.8 years. The components of the acquired intangible assets are as follows:

(in millions of U.S. Dollars, except year data)	Asset Amount	Estimated Life (in years)
Lease agreement (1)	$1.0	10
Customer relationships	92.0	15
Developed technology	44.0	14
Non-compete agreements	12.0	4
Total identifiable intangible assets	$149.0
(1) In the first quarter of fiscal 2020, the acquired lease agreement was reclassified from an intangible asset to a right-of-use asset in accordance with the Company's adoption of ASC 842, Leases.
Goodwill acquired largely consists of the manufacturing and other synergies of the combined companies, and the value of the assembled workforce. For tax purposes, in accordance with Section 197 of the Internal Revenue Code of 1986, as amended (the IRC), $245.0 million of the acquired goodwill will be amortized over 15 years.
The results of the RF Power business reflected in the Company's consolidated statements of operations for the fiscal year ended June 24, 2018 from the date of acquisition (March 6, 2018) are as follows:

(in millions of U.S. Dollars)	Amount
Revenue	$29.0
Net loss from continuing operations	(11.7)
The Company incurred total transaction costs related to the acquisition of approximately $3.8 million. These costs were primarily included in operating expenses in the consolidated statements of operations in fiscal 2018.
Supplemental Pro Forma Financial Information
The following supplemental pro forma information presents the consolidated financial results as if the RF Power transaction had occurred at the beginning of fiscal 2018:

Fiscal Year Ended
(in millions of U.S. Dollars, except share data)	June 24, 2018
Revenue	$394.0
Net loss from continuing operations	(79.3)

Basic and diluted loss per share from continuing operations	($0.80)